SUPPLEMENT DATED JULY 28, 2025
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 28, 2025
-------------------------------------------------------------------------------
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                          Polaris Variable Annuity
                        Polaris II Variable Annuity
                     Polaris Choice II Variable Annuity
                    Polaris Choice III Variable Annuity
                     Polaris Choice IV Variable Annuity
                    Polaris Platinum II Variable Annuity
                Polaris Preferred Solution Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN
           Polaris II A-Class Platinum Series Variable Annuity

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
                 Polaris Platinum O-Series Variable Annuity
                Polaris Preferred Solution Variable Annuity
               Polaris Retirement Protector Variable Annuity

-------------------------------------------------------------------------------

This supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract to the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Effective on or about July 28, 2025, the Current Expenses for below Underlying Funds have been updated as follows. Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product's Prospectus for availability.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Aggressive Portfolio                         Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                           Class 3          1.00%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderately Aggressive Portfolio              Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                           Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Managed Portfolio            Class 3          0.91%
--------------------------------------------------------  ----------  -----------------
SA Franklin Allocation Moderately Aggressive Portfolio     Class 3          1.14%*
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.